Note 9 - Retirement Plans - Estimated Future Benefit Payments (Details) $ in Thousands	Mar. 31, 2025 USD ($)
2026	$ 11,718
2027	12,423
2028	12,998
2029	13,612
2030	14,087
2031-2035	$ 75,650